Other revenues and expenses - Research and Development Expense and Tax Credit Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Receivables from taxes other than income tax	$ 4,544
Research and development costs	47,353	$ 52,200	$ 40,776
Research tax credit	(4,622)	(6,328)	(4,871)
Government and other grants	(4,888)	(3,621)	(456)
Development costs capitalized (*)	(13,808)	(18,297)	(6,061)
Amortization of capitalized development costs	2,575	2,460	1,495
Total research and development expense	26,610	26,414	30,883
Research tax credit	$ (1,924)	$ (1,587)	$ (1,382)